INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 20,272,568	R$ 3,495,678	R$ 1,674,720
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (6,892,673)	R$ (1,188,531)	R$ (569,405)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	403,431	530,715	75,428
Equity in earnings of unconsolidated companies	191,474	51,873	(5,797)
Interest on equity	406,022	98,739	69
Interests on tax lawsuits	551,624
Tax credits and incentives	112,521	31,800	8,852
Deferred tax assets not recognized / Realization, net	482,497	(587,917)	1,097
Other permanent differences, net	31,474	(44,303)	31,923
Income and social contribution taxes	(4,713,630)	(1,107,624)	(457,833)
Current	(4,306,223)	(908,051)	(240,400)
Deferred	R$ (407,407)	R$ (199,573)	R$ (217,433)
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates		9.00%	9.00%	9.00%
Foreign subsidiaries | Minimum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Maximum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	35.00%	35.00%	35.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%